Common Stock (Tables)	12 Months Ended
Dec. 31, 2014
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2013	December 31, 2014
Basic weighted average number of shares	46,031,386	55,336,402
Effect of dilutive potential share options:	—	147,076
Diluted weighted average number of shares	46,031,386	55,483,478